Consolidated Statement of Cash Flows - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Supplemental Cash Flow Information [Abstract]
Capital contribution received from OPG	$ 14	$ 0